Pledged Assets and Collateral [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Text Block [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien [Table Text Block]

2018
(in millions)
Trading account securities	¥7,848,387
Investment securities	12,670,178
Loans	13,682,588
Other	54,155

Total	¥34,255,308

Pledged Assets Classified by Type of Liabilities [Table Text Block]

2018
(in millions)
Deposits	¥252,233
Call money and funds purchased	4,931
Payables under repurchase agreements and securities lending transactions	18,643,579
Other short-term borrowings and long-term debt	15,330,630
Other	23,935

Total	¥34,255,308